Notes Payable - Schedule of Principal Maturities of Notes Payable (Details)	Sep. 30, 2018 USD ($)
Debt Disclosure [Abstract]
2018 (three months)	$ 3,855,628
2019	106,554
2020	86,081
2021	73,147
2022	43,935
Thereafter	47,980
Total	$ 4,213,325